Liquidity and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liquidity and Managements Plans [Abstract]
Liquidity and Management's Plans [Text Block]

3. Liquidity and Management’s Plans

Through March 31, 2013, the Company has incurred an accumulated deficit since inception of $6,340,463. At March 31, 2013, the Company had a cash balance of $1,363,552, primarily as a result of the private placement discussed in detail elsewhere in this Form 10-Q.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it hire and develop an expanded sales force and enhance its product marketing efforts, all of which will require additional capital.

On the Closing Date, the Company consummated its merger and on that date, its shares began trading on the Over-the-Counter Quote Board under the symbol “GWIV”. The Company intends to deploy capital to expand its sales and marketing capabilities, develop ancillary software products, enhance its internal infrastructure, support the accounting, auditing and legal costs of operating as a public company, and provide working capital.

The Company expects that through the next 10 to 16 months, the capital requirements to fund the Company’s growth and to cover the operating costs as a public company will consume substantially all of the cash flows that it intends to generate from its operations, as well as the funds raised in the private placement discussed elsewhere in this Form 10-Q, in addition to the proceeds of any issuances of debt and equity securities, if consummated. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Accordingly, the Company expects to use proceeds from the private placement to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans as discussed above will materialize and/or that the Company will have sufficient funds to fund the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon successfully managing its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and its cash requirements. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through a combination of operating margins, state business development loans, bank loans, loans from friends and family, and the sale of securities. Although management believes that the Company has access to capital resources, there are currently no commitments in place for new financing at this time, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all.

During the three months ended March 31, 2013, the Company raised $2,731,021 in net new funds through the issuance of the Company’s common stock to certain accredited investors through a private placement. The Company used portions of the net proceeds from the private placement of securities for working capital and general corporate purposes, including without limitation, debt reduction purposes.

The Company expects to use the remaining funds raised through the private placement to fund the Company’s operations, including the costs that it expects to incur as a public company, and to fund the Company’s plans to increase staff and operations to complete the build-out of its expanded reseller network which the Company believes will enable it to expand into additional markets and deepen its penetration of existing markets. The current level of cash and operating margins may not be enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital, as needed are critical to the Company’s success.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.

3.	Liquidity and Management’s Plans

Through December 31, 2012, the Company has incurred an accumulated deficit since inception of $5,668,666 and has recent negative cash flows from operations. At December 31, 2012, the Company had a cash balance of $46,236.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it hire and develop an expanded sales force and enhance its product marketing efforts, all of which will require additional capital.

On the Closing Date, the Company consummated its merger and on that date, its shares became available for quotation on the Over-the-Counter Quote Board under the symbol “GWIV”. The Company intends to deploy any additional capital it may raise to expand its sales and marketing capabilities, develop ancillary software products, enhance its internal infrastructure, support the accounting, auditing and legal costs of operating as a public company, and provide working capital.

The Company expects that through the next 10 to 16 months, the capital requirements to fund the Company’s growth and to cover the operating costs of a public company will consume substantially all of the cash flows that it intends to generate from its operations, as well as from the proceeds of intended issuances of debt and equity securities, if consummated. The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs. Accordingly, the Company requires external funding to sustain operations and to follow through on the execution of its business plan. There is no assurance that the Company’s plans as discussed above will materialize and/or that the Company will be successful in funding estimated cash shortfalls through additional debt or equity capital and through the cash generated by the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon it being able to secure an adequate amount of debt or equity capital to enable it to meet its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and the current capital raising environment. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. Should the company not be able to raise these additional funds through the private placement or some other financing source, the Company would take one or more of the following actions to help conserve cash, including (i) limiting the hiring of additional personnel, (ii) reducing existing staffing, (iii) deferring the payment of compensation to its key employees (iv) negotiating extended payment terms to vendors, advisors and consultants and (v) offering incentives to customers which would reward the early remittance of payments to the Company.

Since inception, the Company’s operations have primarily been funded through a combination of operating margins, state business development loans, bank loans and loans from friends and family.

During the twelve months ended December 31, 2012, the Company raised $1,353,057 in net new funds through the issuance of both conventional and contingently convertible notes and the sale of unregistered securities. The proceeds from these notes were used to fund the Company’s working capital needs and the costs of the Share Exchange.

On February 28, 2013 and March 6, 2013, the Company, entered into a securities purchase agreement (the ”Purchase Agreement”) with certain accredited investors, pursuant to which it sold an aggregate of 15,000,000 shares of the Company’s common stock, par value, $0.001 per share (“Common Stock”) at a purchase price of $0.20 per share, for aggregate gross cash proceeds of $2,650,000 and the exchange of $350,000 in previously issued convertible promissory notes issued between January 28, 2013 and February 7, 2013 to certain investors associated with the Placement Agent (the “Offering”). The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including without limitation, debt reduction purposes. For more information, see Note 17, Subsequent Events, in this Form 10-K.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.